T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.9%
Common Stocks 0.9%
Tenaris (EUR) 1,641,057 12,672
Total Argentina (Cost
$10,679
)
12,672
BRAZIL
5.9%
Common Stocks 3.1%
Ambev 4,140,600 11,458
Banco BTG Pactual 831,400 14,393
BRF (1) 2,969,100 11,569
CCR 4,123,500 9,127
46,547
Preferred Stocks 2.8%
Banco Bradesco (2) 3,242,734 14,609
Petroleo Brasileiro (2) 5,552,000 27,195
41,804
Total Brazil (Cost
$81,668
)
88,351
CHINA
37.1%
Common Stocks 28.0%
Anhui Conch Cement, H Shares (HKD) 2,445,000 14,445
Baidu, ADR (USD) (1) 167,200 39,295
Beijing Capital International Airport, H Shares (HKD) 27,718,000 21,305
China Construction Bank, H Shares (HKD) 44,053,000 33,367
China Resources Gas Group (HKD) 5,080,000 25,304
Guangdong Investment (HKD) 15,868,000 27,792
Guangzhou Automobile Group, H Shares (HKD) 24,848,000 22,553
Haier Smart Home, H Shares (HKD) (1) 3,630,800 15,032
JOYY, ADR (USD) 311,188 28,642
Kingboard Holdings (HKD) 4,664,500 19,008
Kunlun Energy (HKD) 30,288,000 25,813
Tongcheng-Elong Holdings (HKD) (1) 13,101,600 23,352
Tsingtao Brewery, H Shares (HKD) 2,026,000 19,538
Vipshop Holdings, ADR (USD) (1) 894,400 24,525
Weibo, ADR (USD) (1) 709,500 32,339
Yangzijiang Shipbuilding Holdings (SGD) 36,859,700 27,221
Zhejiang Expressway, H Shares (HKD) 21,948,000 17,750
417,281

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 9.1%
Fuyao Glass Industry Group, A Shares (CNH) 1,630,019 14,825
Hisense Home Appliances Group, A Shares (CNH) 8,963,357 20,062
NARI Technology, A Shares (CNH) 4,742,638 21,511
Ping An Bank, A Shares (CNH) 8,459,594 30,140
Ping An Insurance Group of China, A Shares (CNH) 2,349,183 28,648
Zhejiang Runtu , A Shares (CNH) 14,109,616 21,230
136,416
Total China (Cost
$476,434
)
553,697
HONG KONG
1.7%
Common Stocks 1.7%
Galaxy Entertainment Group 3,314,000 25,003
Total Hong Kong (Cost
$24,105
)
25,003
HUNGARY
1.6%
Common Stocks 1.6%
OTP Bank (1) 517,339 23,589
Total Hungary (Cost
$19,053
)
23,589
INDIA
9.8%
Common Stocks 9.8%
Ambuja Cements 8,938,192 29,815
Ashok Leyland 12,245,520 18,432
Hindalco Industries 4,590,078 14,114
ICICI Bank (1) 4,527,094 33,583
Reliance Industries 718,844 18,120
Shriram Transport Finance 487,326 8,600
Tech Mahindra 1,837,378 24,114
Total India (Cost
$120,044
)
146,778
INDONESIA
1.7%
Common Stocks 1.7%
Bank Rakyat Indonesia Persero 85,177,800 25,252
Total Indonesia (Cost
$20,549
)
25,252

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO
4.7%
Common Stocks 4.7%
Fresnillo (GBP) 1,388,847 18,714
Grupo Aeroportuario del Pacifico , ADR (USD) (1) 122,500 12,224
Grupo Mexico, Series B 4,693,096 20,255
Orbia Advance 9,015,894 19,273
Total Mexico (Cost
$57,346
)
70,466
PHILIPPINES
0.8%
Common Stocks 0.8%
Bank of the Philippine Islands 1,180,660 1,949
PLDT 377,460 10,298
Total Philippines (Cost
$12,020
)
12,247
POLAND
1.4%
Common Stocks 1.4%
Powszechny Zaklad Ubezpieczen (1) 2,605,251 20,795
Total Poland (Cost
$18,884
)
20,795
RUSSIA
4.8%
Common Stocks 4.8%
LUKOIL, ADR (USD) 118,895 8,415
Moscow Exchange 5,318,840 10,997
Novatek , GDR (USD) 147,837 24,669
Sberbank of Russia, ADR (USD) 2,062,150 28,214
Total Russia (Cost
$64,058
)
72,295
SAUDI ARABIA
1.3%
Common Stocks 1.3%
National Commercial Bank 1,695,466 19,488
Total Saudi Arabia (Cost
$19,493
)
19,488
SOUTH AFRICA
3.9%
Common Stocks 3.9%
Naspers, N Shares 156,690 36,247

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Sanlam 1,065,036 4,058
Telkom 7,732,390 17,157
Total South Africa (Cost
$47,434
)
57,462
SOUTH KOREA
12.4%
Common Stocks 12.4%
Amorepacific (1) 167,262 33,339
Hyundai Motor 61,132 12,464
Paradise (1) 734,175 10,367
POSCO 99,062 21,745
Samsung Electronics 1,147,843 83,915
SK Hynix 209,748 22,901
Total South Korea (Cost
$139,674
)
184,731
SWITZERLAND
1.0%
Common Stocks 1.0%
LafargeHolcim 285,404 15,433
Total Switzerland (Cost
$13,576
)
15,433
TAIWAN
4.7%
Common Stocks 4.7%
Hon Hai Precision Industry 10,524,000 41,855
MediaTek 924,000 28,860
Total Taiwan (Cost
$47,814
)
70,715
THAILAND
2.7%
Common Stocks 2.7%
Bangkok Dusit Medical Services, Class F 24,668,100 17,061
Land & Houses, NVDR 89,405,500 23,204
Total Thailand (Cost
$39,990
)
40,265

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 0.07% (3)(4) 58,447,505 58,448
Total Short-Term Investments (Cost $58,448) 58,448
Total Investments in Securities 100.3%
(Cost $1,271,269) $ 1,497,687
Other Assets Less Liabilities (0.3)% (4,950)
Net Assets 100.0% $ 1,492,737
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ —# $ — $ 8+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 15,651  ¤  ¤ $ 58,448^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,448.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Discovery Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F34-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 137,025 $ 1,260,410 $ — $ 1,397,435
Preferred Stocks — 41,804 — 41,804
Short-Term Investments 58,448 — — 58,448
Total $ 195,473 $ 1,302,214 $ — $ 1,497,687